Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

(collectively, the “Specified Parties”)

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-NXSS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 9 September 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 September 2022

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note evidencing a two-year (subject to three, one-year extension options), floating rate, interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first priority lien on the borrowers’ fee interests in a portfolio of 29 self-storage properties located throughout 12 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 12 September 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Fully Extended Loan Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Fully Extended Loan Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Fully Extended Remaining Term to Maturity

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” of the Mortgage Loan,
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan,
c.	Use the “Fully Extended Loan Term,” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Spread,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 2.30000% provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate and
ii.	Mortgage Loan Interest Rate @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ SOFR Cap and

d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Annual Debt Service,
iii.	Mortgage Loan Monthly Debt Service @ SOFR Cap and
iv.	Mortgage Loan Annual Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ SOFR Cap” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service @ SOFR Cap,” as shown on the Final Data File.

Attachment A Page 5 of 6

10.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	Mortgage Loan Annual Debt Service @ SOFR Cap,
e.	As-is Appraisal Value,
f.	TTM NOI,
g.	TTM NCF,
h.	Stabilized UW NOI,
i.	Stabilized UW NCF,
j.	In-Place UW NOI,
k.	In-Place UW NCF and
l.	Total Net Rentable Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan TTM NOI DY,
iv.	Mortgage Loan Stabilized UW NOI DY,
v.	Mortgage Loan In-Place UW NOI DY,
vi.	Mortgage Loan TTM NOI DSCR,
vii.	Mortgage Loan TTM NOI DSCR at Cap,
viii.	Mortgage Loan Stabilized UW NCF DSCR,
ix.	Mortgage Loan Stabilized UW NCF DSCR at Cap,
x.	Mortgage Loan In-Place UW NCF DSCR,
xi.	Mortgage Loan In-Place UW NCF DSCR at Cap and
xii.	Mortgage Loan Balance Per Square Foot,

of the Mortgage Loan and, with respect to xii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through v. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vi. through xi. above to two decimal places.

11.	Using the:
a.	Total Climate Controlled Storage Square Feet,
b.	Total Storage Square Feet,
c.	Number of Climate Controlled Units and
d.	Total Number of Units,

as shown on the Final Data File, we recalculated the:

i.	% Climate Controlled Square Feet and
ii.	% Climate Controlled Units

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

12.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “% of Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Total Admin Fee Rate and
b.	Mortgage Loan Spread,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	8 September 2022

Allocated Loan Amount Schedule	Not Dated

Bloomberg Screenshot of SOFR Cap Provider Rating	Not Dated

Cash Management Agreement (see Note 1)	8 September 2022

Deposit Account Control Agreement (see Note 1)	8 September 2022

Guaranty Agreement (see Note 1)	8 September 2022

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	22 June 2022

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Insurance Review Document	Various

Property Management Agreements	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
County	Appraisal Report or USPS Internet Site (www.usps.com)
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
MSA	Appraisal Report
Market Condition	Appraisal Report
Property Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Property Manager	Property Management Agreement
Total Number of Units	Underwriter’s Summary Report
Number of Climate Controlled Units	Underwriter’s Summary Report
Total Net Rentable Square Feet	Underwriter’s Summary Report
Total Storage Square Feet	Underwriter’s Summary Report
Total Climate Controlled Storage Square Feet	Underwriter’s Summary Report
Occupancy Date Most Recent	Underwriter’s Summary Report
Most Recent Occupancy (Square Foot) %	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
As-Is Date of Value	Appraisal Report
As-is Appraisal Value	Appraisal Report
Appraised Cap Rate	Appraisal Report
As-Stabilized Value (see Note 2)	Appraisal Report
As-Stabilized Date of Value (see Note 2)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Insurance	Insurance Review Document

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2021 Effective Gross Income	Underwriter’s Summary Report
2021 Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2021 Replacements (see Note 4)	Underwriter’s Summary Report
2021 NCF (see Note 5)	Underwriter’s Summary Report
T3/T12 Annualized As of Date	Underwriter’s Summary Report
T3/T12 Annualized Effective Gross Income	Underwriter’s Summary Report
T3/T12 Annualized Expenses	Underwriter’s Summary Report
T3/T12 Annualized NOI	Underwriter’s Summary Report
T3/T12 Annualized Replacements (see Note 4)	Underwriter’s Summary Report
T3/T12 Annualized NCF (see Note 5)	Underwriter’s Summary Report
T6/T12 Annualized As of Date	Underwriter’s Summary Report
T6/T12 Annualized Effective Gross Income	Underwriter’s Summary Report
T6/T12 Annualized Expenses	Underwriter’s Summary Report
T6/T12 Annualized NOI	Underwriter’s Summary Report
T6/T12 Annualized Replacements (see Note 4)	Underwriter’s Summary Report
T6/T12 Annualized NCF (see Note 5)	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM Replacements (see Note 4)	Underwriter’s Summary Report
TTM NCF (see Note 5)	Underwriter’s Summary Report
In-Place UW Occupancy (see Note 6)	Underwriter’s Summary Report
In-Place UW Effective Gross Income (see Note 6)	Underwriter’s Summary Report
In-Place UW Expense (see Note 6)	Underwriter’s Summary Report
In-Place UW NOI (see Note 6)	Underwriter’s Summary Report
In-Place UW Replacements (see Notes 4 and 6)	Underwriter’s Summary Report
In-Place UW NCF (see Notes 5 and 6)	Underwriter’s Summary Report
Stabilized UW Occupancy (see Note 7)	Underwriter’s Summary Report
Stabilized UW Effective Gross Income (see Note 7)	Underwriter’s Summary Report
Stabilized UW Expense (see Note 7)	Underwriter’s Summary Report
Stabilized UW NOI (see Note 7)	Underwriter’s Summary Report
Stabilized UW Replacements (see Notes 4 and 7)	Underwriter’s Summary Report
Stabilized UW NCF (see Notes 5 and 7)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Debt Service Deposit	Mortgage Loan Agreement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

DST	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement and Allocated Loan Amount Schedule
Guarantor	Guaranty Agreement
Payment Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
SOFR Cap Strike Price	Mortgage Loan Agreement
Extension Term SOFR Cap	Mortgage Loan Agreement
SOFR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot of SOFR Cap Provider Rating
Spread Increase	Mortgage Loan Agreement
First Extension Spread Increase	Mortgage Loan Agreement
Second Extension Spread Increase	Mortgage Loan Agreement
Third Extension Spread Increase	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Grace Period (EoD)	Mortgage Loan Agreement
Grace Period (Late)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Prepayment String (see Note 8)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Assumption Fee (%)	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “As-Stabilized Value” and “As-Stabilized Date of Value” characteristics for the Properties identified on the Preliminary Data File as “Kenney North Haven” and “Minsley Five Points,” the Depositor instructed us to use the related “As-is Appraisal Value” and “As-Is Date of Value,” respectively, as shown on the Preliminary Data File, for each Property.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the product of the related “Total Storage Square Feet” of each Property, as shown on the Preliminary Data File, multiplied by $0.15.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the difference between the respective "NOI" value, as shown on the applicable Source Document(s), and the respective "Replacements" value, as recalculated herein, for each Property.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the respective values from the “In-Place UW” column of the applicable Source Document(s) for each Property.

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the respective values from the “JPM UW” column of the applicable Source Document(s) for each Property.

8.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release or extension events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

Additionally, the mortgage loan agreement Source Document includes the following defined term:

“Spread Maintenance End Date” shall mean the Payment Date occurring in [___________].

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the “Spread Maintenance End Date” definition above is replaced with “shall mean the Payment Date occurring in April 2024.”

9.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-place” if revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s), generally on a daily basis.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Name
Property Number
Property Count
Appraisal Type
Phase II Date
Seismic Firm
Seismic PML %
Seismic Report Date
Initial Tax Escrow
Initial Insurance Escrow
Monthly Tax Escrow
Monthly Insurance Escrow
Deferred Maintenance Reserve Deposit Amount
Borrower Entity
Origination Date
Initial Maturity Date
Fully Extended Maturity Date
First Payment Date
SOFR Cap Expiration Date
SOFR Cap Provider
Loan Purpose
Title Type
Non-Consolidation Letter
SOFR Rounding Methodology
Sponsor
Future Debt Description
Earnout / Holdback
Letter of Credit
Environmental Insurance
Master Lease Agreement (Y/N)
Master Lease Details
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.